Summary of Significant Accounting Policies - Effect of Adoption, Cash Flow Statement (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 6,305,000	$ 3,482,000	$ (1,161,000)	$ 1,899,000	$ 3,337,000	$ 2,230,000	$ (107,000)	$ (106,000)	$ (1,057,000)	$ 4,752,000	$ 6,305,000	[1]	$ 3,482,000	[1]	$ (1,552,000)
Net losses (gains) on derivatives	2,663,000	5,527,000									2,663,000	[1]	5,527,000	[1]	7,267,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	[1]	(3,966,000)	[2]	0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	$ (26,000)	$ (39,000)	$ 14,000	$ 15,000	$ 2,000	$ (15,000)	$ 6,000	$ 48,000	(36,000)	[2]	41,000	[2]	0
Interest credited on other contract holder funds, gross	859,000	825,000									859,000	[1]	825,000	[1]	1,296,000
Deferred income tax expense (benefit)	1,572,000	761,000									1,572,000	[1]	761,000	[1]	(776,000)
Deferred acquisition costs	601,000	517,000									601,000	[1]	517,000	[1]	(1,503,000)
Funds withheld, net of reinsurance	(73,000)	(626,000)									(73,000)	[1]	(626,000)	[1]	792,000
Other assets and liabilities, net	(1,473,000)	(1,170,000)									(1,473,000)	[1]	(1,170,000)	[1]	(476,000)
Total adjustments	577,000	1,909,000
Net cash provided by (used in) operating activities	4,647,000	4,888,000									$ 4,647,000	[1]	4,888,000	[1]	3,745,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	5,813,000	3,247,000											3,247,000		(1,552,000)
Net losses (gains) on derivatives	(2,025,000)	2,640,000
Net (gain) loss on market risk benefits	0	0											0
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0											0
Interest credited on other contract holder funds, gross	855,000	827,000
Deferred income tax expense (benefit)	1,438,000	697,000
Deferred acquisition costs	1,119,000	(270,000)
Funds withheld, net of reinsurance	(402,000)	(757,000)
Other assets and liabilities, net	84,000	(993,000)
Total adjustments	1,069,000	2,144,000
Net cash provided by (used in) operating activities	4,647,000	4,888,000
Effect of Changes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	492,000	235,000											235,000		$ 0
Net losses (gains) on derivatives	4,688,000	2,887,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)											(3,966,000)
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000											$ 41,000
Interest credited on other contract holder funds, gross	4,000	(2,000)
Deferred income tax expense (benefit)	134,000	64,000
Deferred acquisition costs	(518,000)	787,000
Funds withheld, net of reinsurance	329,000	131,000
Other assets and liabilities, net	(1,557,000)	(177,000)
Total adjustments	(492,000)	(235,000)
Net cash provided by (used in) operating activities	$ 0	$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.